Property and equipment (Details) - USD ($)			12 Months Ended
		Jun. 26, 2017	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Gross			$ 7,999,825		$ 250,120
Less: Accumulated depreciation			(146,011)		(43,135)
Total			$ 7,853,814	$ 688,162	206,985
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			P3Y
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			P10Y
Land [Member]
Property, Plant and Equipment [Line Items]
Gross			$ 1,000,000
Research and Development Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross			$ 1,851,427		226,372
Research and Development Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			P3Y
Research and Development Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			P10Y
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			P5Y
Gross			$ 16,783		16,783
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross			$ 3,725		3,725
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			P5Y
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			P10Y
STC-MEMS equipment [Member]
Property, Plant and Equipment [Line Items]
Gross			$ 2,124,650
STC-MEMS equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			P3Y
STC-MEMS equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life			P5Y
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life		P11Y	P11Y
Gross			$ 3,000,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross	[1]		$ 3,240		$ 3,240

[1]	Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever is shorter.